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                                             November 17, 2006



VIA EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


                           Met Investors Series Trust
                        (BlackRock High Yield Portfolio)
                                 CIK: 0001126087



Ladies and Gentlemen:

     Pursuant to the Securities Act of 1933, as amended, and the General Rules and Regulations thereunder, enclosed for filing electronically is the Registration Statement on Form N-14 of Met Investors Series Trust (the "Trust"). This filing relates to the acquisition of the assets and liabilities of Western Asset Management High Yield Bond Portfolio, a series of the Metropolitan Series Fund, Inc., by and in exchange for shares of BlackRock High Yield Portfolio, a series of the Trust.

     Any questions or comments with respect to this filing may be directed to the undersigned at (202) 775-1205.

                                             Very truly yours,

                                             /s/Robert N. Hickey
                                             -------------------------
                                             Robert N. Hickey

Enclosures
cc:  Elizabeth Forget
       Richard Pearson
       John Rizzo
       Alan Otis
       Jack Huntington